SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance
Additions to allowance	535,862
Foreign currency translation adjustment	(18,618)
Ending balance	$ 517,244